Condensed Consolidated Balance Sheets (Parentheticals) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Property and equipment, net of accumulated depreciation (in Dollars)	$ 1,933	$ 1,262
Spartacus Acquisition Corp
Preferred stock par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preference shares, shares authorized	1,000,000	1,000,000
Preference shares, shares issued	0	0
Preference shares, shares outstanding	0	0
Class A Common Stock | Spartacus Acquisition Corp
Common stock par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	200,000,000	200,000,000
Common stock, shares issued	3,785,182	3,340,686
Common stock, shares outstanding	3,785,182	3,340,686
Common stock subject to possible redemption	16,214,818	16,659,314
Class B Common Stock | Spartacus Acquisition Corp
Common stock par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	20,000,000	20,000,000
Common stock, shares issued	5,000,000	5,000,000
Common stock, shares outstanding	5,000,000	5,000,000
Class C Convertible Preferred Units
Preference shares, shares authorized	13,400,000	13,400,000	13,400,000
Preference shares, shares issued	13,361,628	13,361,628	13,361,628
Preference shares, shares outstanding	13,361,628	13,361,628	13,361,628
Liquidation preference value (in Dollars)	$ 11,879,116	$ 11,879,116	$ 11,359,921
Class D Convertible Preferred Units
Preference shares, shares authorized	94,550,000	94,550,000	94,550,000
Preference shares, shares issued	71,338,498	71,338,498	71,338,498
Preference shares, shares outstanding	71,338,498	71,338,498	71,338,498
Liquidation preference value (in Dollars)	$ 371,556,207	$ 357,724,977	$ 325,171,745
Class A Common Units
Common stock, shares authorized	128,508,093	128,508,093	128,508,093
Common stock, shares issued	10,753,375	10,753,375	10,741,375
Common stock, shares outstanding	10,753,375	10,753,375	10,741,375
Class B-1 Common Units
Common stock, shares authorized	5,199,202	5,199,202	5,199,202
Common stock, shares issued	5,162,816	5,162,816	5,174,897
Common stock, shares outstanding	5,162,816	5,162,816	5,174,897
Class B-2 Common Units
Common stock, shares authorized	250,000	250,000	250,000
Common stock, shares issued	250,000	250,000	250,000
Common stock, shares outstanding	250,000	250,000	250,000
Class B-3 Common Units
Common stock, shares authorized	250,000	250,000	250,000
Common stock, shares issued	250,000	250,000	250,000
Common stock, shares outstanding	250,000	250,000	250,000
Class B-4 Common Units
Common stock, shares authorized	4,500,000	4,500,000	4,500,000
Common stock, shares issued	4,483,971	4,483,971	0
Common stock, shares outstanding	4,483,971	4,483,971	0